Notes Related to the Consolidated Statement of Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Detailed Information of Operating Income

Operating income consists of the following:

	For the year ended December 31,
	2015	2016	2017
	(in thousands of euros)
Research Tax Credit	2,219	3,347	3,187
Subsidies	368	463	—
Other income	341	327	178

Total	2,929	4,138	3,364

Summary of Operating Expense by Nature

Operating expenses by nature

For the year ended December 31, 2015 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	of which intellectual property	General and administrative expenses	Total
Consumables	1,040	244	796	—	36	1,076
Rental and maintenance	462	204	259	—	304	767
Services, subcontracting and fees	4,475	1,539	2,570	366	3,022	7,497
Personnel expenses	3,977	1,506	2,384	87	1,627	5,603
Other	572	56	513	3	2,627	3,200
Depreciation and amortization	250	26	224	—	120	369

Total général	10,776	3,575	6,745	456	7,736	18,512

For the year ended December 31, 2016 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	of which intellectual property	General and administrative expenses	Total
Consumables	2,071	917	1,153	—	66	2,136
Rental and maintenance	645	161	484	—	511	1,156
Services, subcontracting and fees	11,409	2,547	8,410	453	2,793	14,203
Personnel expenses	5,282	1,173	4,070	39	2,713	7,995
Other	35	8	27	—	577	613
Depreciation and amortization	277	25	252	—	148	425

Total	19,720	4,831	14,397	491	6,808	26,528

For the year ended December 31, 2017 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	of which intellectual property	General and administrative expenses	Total
Consumables	2,391	1,859	532	—	148	2,539
Rental and maintenance	636	140	496	—	894	1,531
Services, subcontracting and fees	14,175	1,423	12,407	345	2,867	17,042
Personnel expenses	7,916	2,023	5,828	66	3,688	11,604
Other	81	20	44	17	927	1,008
Depreciation and amortization	263	94	169	—	266	530

Total	25,463	5,559	19,476	428	8,791	34,254

Summary of Personal Expenses

The personnel expenses are detailed as follows:

For the year ended December 31, 2015 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	of which intellectual property	General and administrative expenses	Total
Wages and salaries	2,235	953	1,238	43	896	3,131
Share-based payments	822	126	678	19	302	1,124
Social security expenses	920	427	468	25	429	1,348

Total personnel expenses	3,977	1,506	2,384	87	1,627	5,604

For the year ended December 31, 2016 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	of which intellectual property	General and administrati ve expenses	Total
Wages and salaries	3,371	688	2,670	13	1,486	4,857
Share-based payments	688	136	532	6	490	1,178
Social security expenses	1,224	350	868	19	736	1,960

Total personnel expenses	5,282	1,173	4,070	39	2,713	7,995

For the year ended December 31, 2017 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	of which intellectual property	General and administrative expenses	Total
Wages and salaries	5,229	1,166	4,028	34	1,990	7,218
Share-based payments	833	279	541	13	642	1,475
Social security expenses	1,854	578	1,259	18	1,057	2,911

Total personnel expenses	7,916	2,023	5,828	66	3,688	11,604

Summary of Breakdown of Plan Allocations

Breakdown of allocations plan

Plan name	Amount in P&L in euros thousands as of December 31, 2017	of which employees	of which Executive	of which Directors
Allocation of AGAP on 3 October 2016	533	250	283	—
Allocation of SO on 3 October 2016	90	45	44	—
Allocation of BSA on 3 October 2016	126	—	—	126
Allocation of AGAP on 7 January 2017	92	—	92	—
Allocation of SO on 7 January 2017	46	46	—	—
Allocation of BSA on 7 January 2017	10	—	—	10
Total allocation October, 2016	896	341	419	135

Allocation of BSPCE on 6 May 2016	138	94	44	—
Allocation of BSPCE on 22 January 2014	7	—	7	—
Allocation of BSPCE on 1 September 2015	51	—	51	—
Allocation of BSA on 23 June 2015	50	—	50	—

Total allocation 2014	245	94	152	—

Allocation of AGAP on 26 June 2017	348	156	192	—
Allocation of SO on 26 June 2017	65	44	21	—
Allocation of BSA on 26 June 2017	165	—	—	165

Total allocation June, 2017	578	200	213	165

Allocation of AGAP on 3 October 2017	27	27	—	—
Allocation of SO on 3 October 2017	23	23	—	—

Total allocation October, 2017	49	49	—	—

TOTAL IFRS 2 EXPENSES	1,769	685	784	300

Plan name	Amount in P&L in euros thousands as of December 31, 2016	of which employees	of which Executive	of which Directors
Allocation of AGAP on 3 October 2016	151	71	80	—
Allocation of SO on 3 October 2016	22	11	11	—
Allocation of BSA on 3 October 2016	37	—	—	37
Allocation of AGAP on 7 January 2017	—	—	—	—
Allocation of SO on 7 January 2017	—	—	—	—
Allocation of BSA on 7 January 2017	—	—	—	—

Total allocation 10.2016	210	82	91	37

Allocation of BSPCE on 6 May 2016	498	339	159
Allocation of BSPCE on 22 January 2014	21	—	21	—
Allocation of BSPCE on 1 September 2015	261	—	261	—
Allocation of BSA on 23 June 2015	187	—	187	—

Total allocation 2014	968	339	629	—

Allocation of AGAP on 26 June 2017	—	—	—	—
Allocation of SO on 26 June 2017	—	—	—	—
Allocation of BSA on 26 June 2017	—	—	—	—

Total allocation 06.2017	—	—	—	—

Allocation of AGAP on 3 October 2017	—	—	—	—
Allocation of SO on 3 October 2017	—	—	—	—

Total allocation 10.2017	—	—	—	—

TOTAL IFRS 2 EXPENSES	1,178	421	720	37

Plan name	Amount in P&L in euros thousands as of December 31, 2015	of which employees	of which Executive	of which Directors
Allocation of BSPCE on 22 January 2014	12	—	12	—
Allocation of BSPCE on 23 June 2015	517	517	—	—
Allocation of BSPCE on 1 September 2015	209	—	209	—
Allocation of BSA on 23 June 2015	385	—	385	—

Total plan 2014	1,124	517	607	—

Allocation of BSA on 29 April 2015	512	—	—	512
Allocation of BSA on 31 August 2015	1,081	—	—	1,081

Total plan 2012	1,593	—	—	1,593

TOTAL IFRS 2 EXPENSES	2,716	517	607	1,593

Summary of Depreciation and Amortization Expense

5.4 Depreciation and amortization expense

	For the year ended December 31,
	2015	2016	2017
(in thousands of euros)
Clinical studies	224	252	169
Other research and development expenses	26	26	94

Research and development expenses	250	277	263
General and administrative expenses	39	148	266

Total	288	425	530

Summary of Financial Income and Expense

5.5 Financial income and expense

	For the year ended December 31,
	2015	2016	2017
(in thousands of euros)
Interest expense on finance leases	(5)	(4)	(8)
Interest expense related to borrowings	—	—	(7)
Interest expense on repayable loan	(25)	—	—
Other finance expenses	(34)	(66)	(3,168)

Total finance expense	(64)	(70)	(3,183)
Income from short term deposits	523	545	405
Other finance income	108	13	134
Total finance income	631	558	539

	567	488	(2,644)

Summary of Financial Income and Expense

Reconciliation of effective tax rate

	For the year ended December 31,
	2015	2016	2017
(in thousands of euros)
Loss before tax	(15,016)	(21,902)	(33,533)
Theoretical tax expense or income	5,170	7,541	11,545
Current year loss not capitalized	(5,001)	(8,303)	(12,071)
CICE (employment and competitiveness tax credit) not included in taxable income	18	24	34
Research tax credits	764	1,144	1,097
Tax rate differences	(7)	(51)	0
Share-based compensation expense	(935)	(398)	(592)
Permanent differences			(10)
Other differences	(6)	33	0

Effective tax (loss)/income	3	(10)	3

2014 plan [member]
Summary of Subscription Warrants

At the end of 2017, the subscription warrants for the 2014 plan are as follows:

Types of securities	BSPCE2014	BSA2014
Number of warrants that the company is authorized to issue, for all types of warrants	22,500
Number of warrants granted	19,500	3,000
Number of warrants exercised	1,500	100
Number of obsolete warrants	1,090	0
Date of General Meeting	January 22, 2014
Exercise price per new share subscribed (in €)	€12,250
Final date for exercising warrants	January 22, 2024
Parity	1 warrant for 10 shares	1 warrant for 10 shares
General conditions of exercise	The warrants are exercisable as of their acquisition date
Maximum number of new shares that can be issued	198,100

2016 plan [member]
Summary of Subscription Warrants

At the end of 2017, the subscription warrants for the 2016 plan are as follows:

Types of securities	AGAP2016	SO2016	BSA2016
Number of shares that the company is authorized to issue	350 000
Number of free shares / stock options / warrants granted	151,563	95,499	60,000
Date of General Meeting	03-oct-16 8-jan-17 27-jun-17 03-oct-17	03-oct-16 8-jan-17 27-jun-17 03-oct-17	03-oct-16 8-jan-17 27-jun-17 03-oct-17
Number of tranches	3	2	2
Vesting period	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years	Tranche 1: 2 years Tranche 2: 3 years	Tranche 1: 1 year Tranche 2: 2 years
General conditions of exercise	Tranche 1 : 1 year Tranche 2 and 3 : NA	NA	NA
Maximum number of new shares that can be issued	142,972	95,499	60,000

2017 plan [member]
Summary of Subscription Warrants

At the end of 2017, the subscription warrants for the 2017 plan are as follows:

Types of securities	AGAP2017	SO2017	BSA2017
Number of shares that the company is authorized to issue	420,000
Number of free shares / stock options / warrants granted	74,475	22,200	55,000
Date of General Meeting	27-June-17	27-June-17	27-June-17
Number of tranches	3	2	3
Vesting period	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years	Tranche 1: 2 years Tranche 2: 3 years	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years
General conditions of exercise	NA	NA	NA
Maximum number of new shares that can be issued	74,475	22,200	55,000

2012 Plan [member]
Summary of Subscription Warrants

At the end of 2015, the subscription warrants for the 2012 plan are as follows:

Types of securities	BSPCE2012	BSA2012
Number of warrants that the company is authorized to issue, for all types of warrants	45,500
Number of warrants granted	33,788	10,760
Number of warrants exercised	16,352	5,525
Date of General Meeting	May 21, 2012
Exercise price per new share subscribed (in €)	€7,362
Final date for exercising warrants	May 20, 2020
Parity	1 warrant for 10 shares	1 warrant for 10 shares
General conditions of exercise	The warrants are exercisable as of their acquisition date
Maximum number of new shares that can be issued	231,730